Stockholders’ Equity Deficiency (Tables) - The Arena Group Holdings Inc [Member]	12 Months Ended
Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Summary of Restricted Stock Award Activity

A summary of the restricted stock award activity during the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock awards outstanding at January 1, 2022	194,806	$16.94
Vested	(97,403)	(16.94)
Restricted stock awards outstanding at December 31, 2022	97,403	16.94

Summary of Warrant Activity

A summary of the Financing Warrants activity during the year ended December 31, 2022 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Financing Warrants outstanding at January 1, 2022	116,118	$13.20	2.94
Expired	(8,162)	35.22
Financing Warrants outstanding at December 31, 2022	107,956	10.61	1.32
Financing Warrants exercisable at December 31, 2022	107,956	10.61	1.32

Schedule of Common Stock Financing Warrants Outstanding and Exercisable

The Financing Warrants outstanding and exercisable classified within the statement of stockholders’ deficiency as of December 31, 2022 are summarized as follows:

	Exercise Price	Expiration Date	Total Exercisable (Shares)
Strome Warrants	$11.00	June 15, 2023	68,182
B. Riley Warrants	7.26	October 18, 2025	39,774
Total outstanding and exercisable			107,956